Allmerica Select Separate Account of
                First Allmerica Financial Life Insurance Company

                 Supplement to Prospectuses dated July 22, 2002

                                                                 * * *

At the current time, the Allmerica Optim-L product, issued by First Allmerica Financial Life Insurance Company, is neither approved nor available in the state of New York.

                                                                 * * *


Supplement dated July 22, 2002



Allmerica Optim-L